Income Taxes - Income (loss) before provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Federal	$ (32,706)	$ (162,876)	$ (98,833)
Foreign	418	170	(864)
Loss before provision for income taxes	$ (32,288)	$ (162,706)	$ (99,697)